Summary Of Significant Accounting Policies (Schedule Of Management Fees) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 3,213,117	$ 2,646,789
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	2,952,133	2,406,417
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	205,708	184,492
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 55,276	$ 55,880